Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Details)	Dec. 31, 2022
Accounting Standards Update and Change in Accounting Principle
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true